SEWARD & KISSEL LLP

901 K Street, N.W.

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 22, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Bond Fund

– AllianceBernstein Limited Duration High Income Portfolio

File Nos. 2-48227 and 811-02383

AllianceBernstein High Income Fund, Inc.

File Nos. 33-72460 and 811-08188

Accession No. 0001193125-13-038748

Dear Sir or Madam:

On behalf of the Registrants and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing dated February 5, 2013, Accession No. 0001193125-13-038748, of the Prospectus, dated January 31, 2013, for the AllianceBernstein Bond Fund and AllianceBernstein High Income Fund (the “Funds”). The purpose of the filing is to submit the Rule 497(c) filing dated February 5, 2013 in interactive data for the Funds.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett

Joanne A. Skerrett

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase